Acquisitions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Disclosure of Acquisitions Using the Acquisition Method
The Company has accounted for the 2025 acquisitions using the acquisition method as follows:

Acquisitions in 2025	Total acquisitions

Identifiable net assets acquired at fair value:

Other currents assets	1,165

Property, plant and equipment	28,978

Right of use assets	31,136

Identified intangible assets

Customer relationships	34,145

Brand Name	280

Non-compete agreements	2,158

Intellectual property	143

Lease liabilities	(31,136)

Identifiable net assets acquired	$66,869

Goodwill	53,910

Total purchase consideration	$120,779

Consideration provided

Cash paid or payable	$113,317

Seller notes	7,462

Total consideration provided	$120,779
The Company has accounted for the 2024 acquisitions using the acquisition method as follows:

Acquisitions in 2024	Total acquisitions

Identifiable net assets acquired at fair value:

Other currents assets	884

Property, plant and equipment	24,753

Right of use assets	20,098

Identified intangible assets

Customer relationships	19,975

Non-compete agreements	980

Intellectual property	7

Lease liabilities	(20,098)

Identifiable net assets acquired	$46,599

Goodwill	17,721

Total purchase consideration	$64,320

Consideration provided

Cash paid or payable	$60,803

Seller notes	3,517

Total consideration provided	$64,320